Consolidated Statement of Cash Flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021		Jun. 30, 2020
Cash flow from / (used in) operating activities
Net profit / (loss)		$ 3,631		$ 2,621
Non-cash items included in net profit and other adjustments:
Depreciation and impairment of property, equipment and software		887		814
Amortization and impairment of goodwill and intangible assets		17		32
Credit loss expense / (release)		(108)		540
Share of net profits of associates / joint ventures and impairment of associates		(74)		(29)
Deferred tax expense / (benefit)		278		191
Net loss / (gain) from investing activities		(239)		240
Net loss / (gain) from financing activities		2,070		(7,047)
Other net adjustments		4,742		(595)
Net change in operating assets and liabilities:
Loans and advances to banks / amounts due to banks		3,872		5,585
Securities financing transactions		(10,249)		3,167
Cash collateral on derivative instruments		(2,183)		(2,046)
Loans and advances to customers		(19,714)		(14,143)
Customer deposits		573		21,004
Financial assets and liabilities at fair value held for trading and derivative financial instruments		(1,278)		38,756
Brokerage receivables and payables		2,047		1,140
Financial assets at fair value not held for trading, other financial assets and liabilities		14,416		(7,484)
Provisions, other non-financial assets and liabilities		261		(1,323)
Income taxes paid, net of refunds		(363)		(364)
Net cash flow from / (used in) operating activities		(1,413)		41,060
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(1)		(1)
Disposal of subsidiaries, associates and intangible assets	[1]	437		14
Purchase of property, equipment and software		(757)		(725)
Disposal of property, equipment and software		264		4
Purchase of financial assets measured at fair value through other comprehensive income		(1,950)		(4,132)
Disposal and redemption of financial assets measured at fair value through other comprehensive income		2,324		1,944
Net (purchase) / redemption of debt securities measured at amortized cost		116		(4,817)
Net cash flow from / (used in) investing activities		434		(7,713)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		(3,877)		14,912
Distributions paid on UBS shares		(4,539)		(2,550)
Repayment of lease liabilities		(274)		(262)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	[2],[3]	63,845		46,001
Repayment of debt designated at fair value and long-term debt measured at amortized cost	[2],[3]	(45,244)		(46,137)
Net changes in non-controlling interests		(4)		(4)
Net cash flow from / (used in) financing activities		9,908		11,960
Total cash flow
Cash and cash equivalents at the beginning of the period		173,430		119,804
Net cash flow from / (used in) operating, investing and financing activities		8,929		45,308
Effects of exchange rate differences on cash and cash equivalents		(5,389)		1,567
Cash and cash equivalents at the end of the period	[5]	176,971	[4]	166,679	[6]
Net cash flow from / (used in) operating activities includes:
Interest received in cash		5,475		6,375
Interest paid in cash		2,703		4,249
Dividends on equity investments, investment funds and associates received in cash		$ 1,263		$ 1,104

[1]	Includes cash proceeds from the sale of UBS’s minority investment in Clearstream Fund Centre for the period ended 30 June 2021, and dividends received from associates in both periods
[2]	Includes funding from UBS Group AG measured at amortized cost (recognized in Funding from UBS Group AG in the balance sheet) and measured at fair value (recognized in Other financial liabilities designated at fair value in the balance sheet).
[3]	Includes funding from UBS Group AG to UBS AG.
[4]	Comprises balances with an original maturity of three months or less. USD 3,432 million of cash and cash equivalents were restricted.
[5]	USD 3,432 million and USD 5,393 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 30 June 2021 and 30 June 2020, respectively. Refer to “Note 23 Restricted and transferred financial assets” in the “Consolidated financial statements” section of the Annual Report 2020 for more information.
[6]	Comprises balances with an original maturity of three months or less. USD 5,393 million of cash and cash equivalents were restricted.